Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Line Items]
Concentration of credit, benchmark description	Otherwise, there were no concentrations of credit to any particular industry equaling more than 25% of total capital.
Maturity of interest-bearing time deposits	5 years
Mortgage servicing rights	$ 225,000	$ 205,000
Held-to-maturity securities	0	0
Net unamortized origination fees	$ 52,000	103,000
Usual period of lines of credit for commercial, financial and agricultural lending	5 years
Other real estate owned	$ 355,000	638,000
Goodwill impairment loss	0	0	$ 0
Mortgage banking and servicing for FHLB	23,647,000	21,705,000
Investment in low-income housing limited partnership	$ 5,245,000	$ 3,812,000
Average historical loss period	5 years	10 years
Income tax credits and adjustments period	10 years
Accrued benefit liability	$ 1,014,000	$ 949,000
Other postretirement benefit	95,000	61,000	29,000
Advertising expense	272,000	243,000	222,000
Share-based compensation expense	71,000	67,000	57,000
Phase I Credits [Member]
Summary of Significant Accounting Policies [Line Items]
Annual income tax credits over ten years	572,000
Phase II Credits [Member]
Summary of Significant Accounting Policies [Line Items]
Annual income tax credits over ten years	$ 333,000
Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment, description	shorter of the assets' useful life or the related lease term
Minimum [Member] | Furniture and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	3 years
Minimum [Member] | Building [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	25 years
Maximum [Member] | Furniture and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	10 years
Maximum [Member] | Building [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	50 years
Investment in Federal Home Loan Bank Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Securities impairment charge	$ 0	$ 0	$ 0
Residential Portfolio Segment [Member] | Credit Exposure [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of capital representing credit exposure to lessors	63.70%
Residential Portfolio Segment [Member] | Mortgage Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Loan period for lending	25 years
Maximum loan-to-value ratio	80.00%
Residential Portfolio Segment [Member] | Home Equity Lines of Credit [Member]
Summary of Significant Accounting Policies [Line Items]
Maximum loan-to-value ratio	90.00%
Residential Portfolio Segment [Member] | Home Equity Lines of Credit [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Loan period for lending	20 years
Residential Portfolio Segment [Member] | Home Equity Installments [Member]
Summary of Significant Accounting Policies [Line Items]
Maximum loan-to-value ratio	80.00%
Residential Portfolio Segment [Member] | Home Equity Installments [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Loan period for lending	15 years
Real Estate Portfolio Segment [Member] | Credit Exposure [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of capital representing credit exposure to lessors	37.90%
Commercial Portfolio Segment [Member] | Credit Exposure [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of capital representing credit exposure to lessors	53.20%
Non-Residential Portfolio [Member] | Credit Exposure [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of capital representing credit exposure to lessors	39.20%